Commitments and Contingencies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Claim	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitments and Contingencies [Line Items]
Number of putative and certified class action proceedings | Claim	3
Open capital commitments	$ 132,954	$ 153,887
Unfunded commitment liability	123,110	144,180
Operating lease expenses	4,083	3,729	$ 3,155
Total expense under the agreement	$ 1,084,430	1,333,439	1,167,109
Service Agreements
Commitments and Contingencies [Line Items]
Service fee	0.10%
Additional service fee	0.15%
Agreement termination notice period	90 days
Termination period on which service fee continues to be paid	10 years
Total commitment in the event of termination	$ 59,654
Total expense under the agreement	5,736	$ 6,641	$ 6,677
Service Agreements | Yearly
Commitments and Contingencies [Line Items]
Total commitment in the event of termination	$ 5,965